SCHEDULE II-VALUATION AND QUALIFYING ACCOUNTS AND RESERVES	12 Months Ended
Dec. 28, 2013
SCHEDULE II-VALUATION AND QUALIFYING ACCOUNTS AND RESERVES
SCHEDULE II-VALUATION AND QUALIFYING ACCOUNTS AND RESERVES

SCHEDULE II — VALUATION AND QUALIFYING ACCOUNTS AND RESERVES

(In millions)

	Balance at Beginning of Year	Net Additions Charged to Costs and Expenses	Deductions From Reserves(a)	Balance at End of Year
2013
Allowance for doubtful accounts	$31.1	$5.1	$(14.8)	$21.4
Allowance for sales returns	13.7	11.2	(14.7)	10.2
2012
Allowance for doubtful accounts	34.0	3.4	(6.3)	31.1
Allowance for sales returns	9.3	14.5	(10.1)	13.7
2011
Allowance for doubtful accounts	38.9	6.3	(11.2)	34.0
Allowance for sales returns	12.5	10.5	(13.7)	9.3
(a)
Deductions from reserves include currency translation adjustments for all periods, classification of OCP business balances (where applicable) to "held for sale" in 2011 and the sale of the DES business in 2013.